Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The income tax provision for the year ended December 31, 2021 consists of the following:

Federal
Current	$—
Deferred	(240,421)
State
Current	—
Deferred	—
Change in valuation allowance	240,421

Income tax provision	$—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The Company’s net deferred tax assets (liabilities) as of December 31, 2021 is as follows:

Deferred tax assets:
Start-up costs	$215,597
Net operating loss carryforwards	42,000

Total deferred tax assets	257,597
Valuation allowance	(240,421)
Deferred tax liabilities:
Unrealized gain on investments	(17,176)

Total deferred tax liabilities	(17,176)

Deferred tax assets, net of allowance	$—